Plan Description (Details) - EBP 102	12 Months Ended
	Dec. 31, 2025 USD ($) year	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Forfeited nonvested account, decrease from employer contribution	$ 25,500,000
Forfeited nonvested account	$ 529,649	$ 1,300,000
Participant contribution, maximum annual compensation to total compensation, percentage	50.00%
Employer contribution, additional catch-up contributions, minimum age | year	50
Participant contribution, automatic, deferral rate	6.00%
Employer contribution maximum vesting age | year	65
Participant contribution, automatic, annual increase deferral rate	1.00%
Employer contribution, amount	$ 0
Note receivable from participant, maximum borrowing amount	$ 50,000
Note receivable from participant, maximum borrowing amount, percentage of total account	50.00%
Note receivable participant, primary residence, maximum borrowing term	15 years
Participant loan, basis spread on variable rate	1.00%
Note receivable from participant, processing fee	$ 50
Employer contribution vesting service period	3 years
Highly Compensated Employees
EBP, Description of Plan [Line Items]
Participant contribution, maximum annual compensation to total compensation, percentage	16.00%
Management Employees, Union Represented Verizon Wireless Employees, And Certain Union Represented Employees
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	100.00%
Employer contribution, participant compensation matched, percentage	6.00%
Other Union Represented Employees | Tranche One
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	100.00%
Employer contribution, participant compensation matched, percentage	4.00%
Other Union Represented Employees | Tranche Two
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	50.00%
Employer contribution, participant compensation matched, percentage	2.00%
Minimum
EBP, Description of Plan [Line Items]
Note receivable from participant, general loan, borrowing term	6 months
Participant loan, interest rate	3.25%
Benefit payment, installment periods	2 years
Maximum
EBP, Description of Plan [Line Items]
Note receivable from participant, general loan, borrowing term	5 years
Participant loan, interest rate	10.50%
Benefit payment, installment periods	20 years